CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,898,717	€ 2,037,447
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	36,496
Derivative financial liabilities		(5,368)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,363,667	1,338,800
U.S. Dollar | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	31,474	2,826
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	118,795	175,247
Pound Sterling | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	450
Derivative financial liabilities		(4,639)
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional amount	197,170	272,183
Japanese Yen | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	3,533	923
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional amount	76,282	87,632
Swiss Franc | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	535
Derivative financial liabilities		(1,716)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount	37,644	57,094
Chinese Yuan | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	490	55
Other
Disclosure of detailed information about financial instruments [line items]
Notional amount	105,159	106,491
Other | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	€ 14
Derivative financial liabilities		€ (2,817)